Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Trading Symbol	ISBC
Entity Registrant Name	NEW INVESTORS BANCORP, INC.
Entity Central Index Key	0001594012
Entity Filer Category	Large Accelerated Filer